Consolidated Statement of Cash Flows - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021
Cash Flows from Operating Activities
Net Income		$ 13,537	$ 7,754
Adjustments to determine net cash flows provided by (used in) operating activities
Securities (gains), other than trading (Note 3)		(281)	(591)
Depreciation of premises and equipment (Note 9)		780	791
Depreciation of other assets		96	140
Amortization of intangible assets (Note 11)		604	634
Write-down of goodwill (Notes 10 and 11)			779
Provision for credit losses (Note 4)		313	20
Deferred taxes (Note 22)		475	184
Net loss on divestitures (Note 10)		29
Changes in operating assets and liabilities:
Net (increase) decrease in trading securities		1,698	(10,447)
Change in derivative instruments – (Increase) decrease in derivative asset		(13,376)	542
Change in derivative instruments – Increase in derivative liability		27,800	529
Net (increase) decrease in current tax asset		328	(539)
Net increase in current tax liability		156	143
Change in accrued interest – (Increase) decrease in interest receivable		(1,170)	75
Change in accrued interest – Increase (decrease) in interest payable		1,312	(366)
Changes in other items and accruals, net		(6,222)	751
Net increase in deposits		45,232	52,244
Net (increase) in loans		(74,748)	(23,748)
Net increase in securities sold but not yet purchased		7,515	3,545
Net increase in securities lent or sold under repurchase agreements		810	12,866
Net (increase) in securities borrowed or purchased under resale agreements		(954)	(289)
Net (decrease) in securitization and structured entities' liabilities		1,023	(968)
Net Cash Provided by Operating Activities		4,957	44,049
Cash Flows from Financing Activities
Net increase in liabilities of subsidiaries		6,927
Proceeds from issuance of covered bonds (Note 13)		12,443	4,396
Redemption/buyback of covered bonds (Note 13)		(5,829)	(4,074)
Proceeds from issuance of subordinated debt (Note 15)		2,337	1,000
Repayment of subordinated debt (Note 15)		(850)	(2,250)
Proceeds from issuance of preferred shares and other equity instruments, net of issuance costs (Note 16)		2,245
Redemption of preferred shares (Note 16)		(1,500)	(1,046)
Net proceeds from issuance of common shares (Note 16)		3,113	112
Net proceeds from the sale (purchase) of treasury shares (Note 16)		(17)	47
Cash dividends and distributions paid		(2,595)	(2,980)
Repayment of lease liabilities		(294)	(327)
Net Cash Provided by (Used in) Financing Activities		15,980	(5,122)
Cash Flows from Investing Activities
Net decrease in interest bearing deposits with banks		3,316	144
Purchases of securities, other than trading		(96,598)	(49,620)
Maturities of securities, other than trading		21,204	27,377
Proceeds from sales of securities, other than trading		42,829	22,720
Premises and equipment – net (purchases) (Note 9)		(777)	(484)
Purchased and developed software – net (purchases) (Note 11)		(671)	(499)
Net proceeds from divestitures (Note 10)		1,226	63
Net Cash (Used in) Investing Activities		(29,471)	(299)
Effect of Exchange Rate Changes on Cash and Cash Equivalents		2,739	(2,775)
Net increase (decrease) in Cash and Cash Equivalents		(5,795)	35,853
Cash and Cash Equivalents at Beginning of Year		93,261	57,408
Cash and Cash Equivalents at End of Year (Note 2)		87,466	93,261
Net cash provided by operating activities includes:
Interest paid in the year	[1]	9,557	5,864
Income taxes paid in the year		2,374	2,167
Interest received in the year		24,046	18,323
Dividends received in the year		$ 1,823	$ 1,732

[1]	Includes dividends paid on securities sold but not yet purchased.